Investment Properties - Summary of Income and Expenses Related to Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rental income from investment property, net of direct operating expense [abstract]
Rental income	₩ 9,775	₩ 10,118
Operating and maintenance expenses related to rental income	(587)	(1,386)
Rental income from investment property, net of direct operating expense	₩ 9,188	₩ 8,732